A&Q Multi-Strategy Fund

Schedule of Portfolio Investments

(Unaudited)

June 30, 2024

Investment Fund (a)	Geographic Focus	Cost	Fair Value	% of Net Assets	Initial Acquisition Date	Redemption Frequency (b)	Redemption Notice Period (c)	First Available Redemption Date			Dollar Amount of Fair Value for First Available Redemption
Credit/Income

Boundary Creek Fund Offshore Ltd.	Global	$6,841,155	$6,101,278	1.68%	10/1/2020	Quarterly	90 days	9/30/2024	(d	),(e)	$3,050,639
Elementum Zephyrus Total Return Cat Bond Fund Ltd.	Global Markets	16,250,000	17,021,827	4.70	1/1/2024	Monthly	30 days	6/30/2024			$17,021,827
Redwood Opportunity Offshore Fund, Ltd.	US/Canada	7,639,730	12,415,148	3.43	2/1/2017	Quarterly	60 days	6/30/2024	(d	)	$3,103,787
Sona Credit Fund Ltd	Global	13,043,587	17,025,298	4.70	12/1/2022	Quarterly	45 days	6/30/2024	(d	)	$4,256,325

Credit/Income Subtotal		43,774,472	52,563,551	14.51

Equity Hedged

Aleutian Fund, Ltd.	US/Canada	15,670,125	17,653,325	4.87	6/1/2023	Monthly	90 days	6/30/2024			$17,653,325
Anomaly Capital International, Ltd.	Global	17,752,185	27,214,674	7.51	10/1/2020	Custom Quarterly Dates	60 days	6/30/2024	(d	)	$5,179,680
Aventail Energy Offshore Fund, Ltd.	US/Canada	16,544,843	17,321,592	4.78	8/1/2022	Quarterly	45 days	9/30/2024	(f	)	$17,321,592
Burkehill International Ltd.	Global Markets	11,900,000	12,420,235	3.43	3/1/2024	Quarterly	60 days	3/31/2025	(f	)	$12,420,235
Jericho Capital International, Ltd.	US/Canada	15,000,000	19,470,260	5.37	1/1/2024	Quarterly	60 days	6/30/2024			$19,470,260
Point72 Capital International, Ltd.	Global	9,568,562	17,590,960	4.85	8/1/2018	Quarterly	45 days	6/30/2024	(d	)	$4,397,740

Equity Hedged Subtotal		86,435,715	111,671,046	30.81

Multi-Strategy

Schonfeld Strategic Partners Offshore Fund Ltd.	Global	20,531,876	24,577,331	6.78	6/1/2021	Monthly- Quarterly	45 days	6/30/2024	(g	)	$20,922,221

Multi-Strategy Subtotal		20,531,876	24,577,331	6.78

Relative Value

Bright Meadow Agency MBS Offshore Fund, Ltd.	US/Canada	14,490,742	17,636,514	4.87	8/1/2021	Monthly	30 days	6/30/2024	(h	)	$8,818,257
Elan Feeder Fund Ltd.	Global	13,853,660	17,922,449	4.95	2/1/2022	Monthly	45 days	6/30/2024	(d	)	$4,480,612
Linden Investors LP	Global	7,509,659	19,744,208	5.45	4/1/2014	Quarterly	65 days	6/30/2024	(d	)	$4,936,052
Symmetry International Fund, Ltd.	Global	26,891,633	66,592,901	18.38	1/1/2015	Anniversary - 30 months	184 days	6/30/2025	(f	)	$66,592,901

Relative Value Subtotal		62,745,694	121,896,072	33.65
Trading

East One Commodity Fund Ltd.	Global Markets	8,378,104	12,122,856	3.35	3/1/2021	Monthly	30 days	6/30/2024	(e	)	$12,122,856
Kirkoswald Global Macro Fund Ltd	Global Markets	14,562,770	15,147,306	4.18	5/1/2023	Quarterly	60 days	6/30/2024	(d	)	$3,786,827
Rokos Global Macro Fund, Ltd.	Global	4,621,158	11,007,037	3.04	11/1/2015	Monthly	90 days	6/30/2024	(d	)	$2,751,759
Statar Capital Offshore (Cayman), Ltd.	US/Canada	8,087,544	10,178,480	2.81	4/1/2022	Monthly	30 days	6/30/2024			$10,178,480
Valent Green Elements Offshore Fund Ltd.	Global Markets	3,500,000	3,635,768	1.00	5/1/2024	Quarterly	90 days	6/30/2026	(f	)	$3,635,768

Trading Subtotal		39,149,576	52,091,447	14.38

Total Investment Funds		$252,637,333	$362,799,447	100.13%

A&Q Multi-Strategy Fund

Schedule of Portfolio Investments (continued)

(Unaudited)

June 30, 2024

Cash Equivalents	Shares	Cost	Fair Value	% of Net Assets
UBS Select Treasury Institutional Fund, 5.20% (i)	5,918,612	$5,918,612	$5,918,612	1.63%

Total Cash Equivalents	5,918,612	$5,918,612	$5,918,612	1.63%

Total Investments and Cash Equivalents		$258,555,945	$368,718,059	101.76%

Other Assets less Liabilities			(6,361,205)	(1.76)

Members’ Capital			$362,356,854	100.00%

(a)	Each Investment Fund noted within the Schedule of Portfolio Investments is non-income producing.
(b)	Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.
(c)	Unless otherwise noted, the redemption notice periods are shown in calendar days.
(d)	The Investment Fund is subject to an investor level gate of 25%.
(e)	The Fund has submitted a full redemption notice for this holding, and as such, is receiving its proceeds from the Investment Fund.
(f)	This holding is under lock-up and is not redeemable without paying a fee.
(g)

A portion of this holding ($4,177,269) is subject to an investor level gate of 12.5%. The Fund has submitted a full redemption notice for this portion of the holding, and as such, is receiving its proceeds from the Investment Fund.

(h)	The Investment Fund is subject to an investor level gate of 50%.
(i)

Investment in affiliate. The Fund holds shares in UBS Select Treasury Institutional Fund, which is registered under the Investment Company Act of 1940, as amended, and advised by UBS Asset Management (Americas) Inc. The rate shown is the current yield as of March 31, 2024. The audited financial statements of this entity can be found at www.sec.gov.

Complete information about the Investment Funds’ underlying investments is not readily available.

The Fund’s valuation procedures require evaluation of all relevant factors available at the time the Fund values its portfolio. These relevant factors include the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place, and subscription and redemption activity.

A&Q Multi-Strategy Fund

Schedule of Portfolio Investments (continued)

(Unaudited)

June 30, 2024

Portfolio Valuation

Net asset value of the Fund is determined by the Fund’s administrator, under the oversight of the Adviser, as of the close of business at the end of any fiscal period in accordance with the valuation principles or as may be determined from time to time pursuant to policies established by the Board of Trustees.

The investments within the scope of ASC 820, for which fair value is measured using NAV as a practical expedient, should not be categorized within the fair value hierarchy. The total fair value of the investments in Investment Funds valued using NAV as a practical expedient is $362,799,447. Additional disclosures, including liquidity terms and conditions of the underlying investments, are included in the Schedule of Portfolio Investments.

The Investment Funds in the credit/income strategy (total fair value of $52,563,551) utilize credit analysis to evaluate potential investments and use debt or debt-linked instruments to execute their investment theses. Their approach can be either fundamental, quantitative, or a combination of both. As of June 30, 2024, the Investment Funds in the credit/income strategy had $35,541,724, representing 68% of the value of the investments in this category, subject to investor level gates.

The Investment Funds in the equity hedged strategy (total fair value of $111,671,046) generally utilize fundamental analysis to invest in publicly traded equities investing in both long and short positions seeking to capture perceived security mispricing. Portfolio construction is driven primarily by bottom-up fundamental research; top-down analysis may also be applied. As of June 30, 2024, the Investment Funds in the equity hedged strategy had $74,547,461, representing 67% of the value of the investments in this category, subject to investor level gates and/or lock-ups. Included in this amount is $29,741,827, representing 27% of the value of the investments in this category, that cannot be redeemed in full because the investments include restrictions that do not allow for redemptions in the first 12-24 months after acquisition. The remaining restriction period for these investments ranges from 1-8 months at June 30, 2024.

The Investment Funds in the multi-strategy strategy (total fair value of $24,577,331) invest in both long and short, equity and debt strategies that are primarily in U.S. based securities. The management of these Investment Funds seek arbitrage opportunities, distressed securities, corporate restructures and hedges established in equities, convertible securities, options, warrants, rights, forward contracts, futures, trade claims, credit default swaps and other derivatives, real estate and other financial instruments. As of June 30, 2024, the Investment Funds in the multi-strategy strategy had $4,177,269, representing 17% of the value of the investments in this category, subject to investor level gates.

The Investment Funds in the relative value strategy (total fair value of $121,896,072), a broad category, generally encompass strategies that are non-fundamental and non-directional, and often quantitatively driven. The Investment Funds in this strategy typically use arbitrage to exploit mispricing

A&Q Multi-Strategy Fund

Schedule of Portfolio Investments (continued)

(Unaudited)

June 30, 2024

and other opportunities in various asset classes, geographies, and time horizons. The Investment Funds frequently focus on capturing the spread between two assets, while maintaining neutrality to other factors, such as geography, changes in interest rates, equity market movement, and currencies, to name a few examples. As of June 30, 2024, the Investment Funds in the relative value strategy had $121,896,072, representing 100% of the value of the investments in this category, subject to investor level gates and/or lock-ups. Included in this amount is $66,592,901, representing 55% of the value of the investments in this category, that cannot be redeemed in full because the investments include restrictions that do not allow for redemptions in the first 30 months after acquisition. The remaining restriction period for these investments is 12 months at June 30, 2024.

The Investment Funds in the trading strategy (total fair value of $52,091,447) are generally top-down in nature and often driven by econometric and macroeconomic research. The Investment Funds may utilize financial instruments, such as foreign exchange, equities, rates, sovereign debt, currencies, and commodities to express a manager’s view. In executing different approaches, managers may use either fundamental or quantitative models or a combination of both. As of June 30, 2024, the Investment Funds in the trading strategy had $29,790,111, representing 57% of the value of the investments in this category, subject to investor level gates and/or lock-ups. Included in this amount is $3,635,768, representing 7% of the value of the investments in this category, that cannot be redeemed in full because the investments include restrictions that do not allow for redemptions in the first 24 months after acquisition. The remaining restriction period for these investments is 22 months at June 30, 2024.

Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Fund had no unfunded capital commitments as of June 30, 2024.

Please refer to the March 31, 2024 financial statements for full disclosure on the Fund’s portfolio valuation methodology.